CONCENTRATIONS OF RISK (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULES OF CONCENTRATION OF RISK

Vendors	Percentage of respective fiscal period		Six Months ended September 30,
	2024	2025	2024	2025
			HKD
Vendor A	17.5%	28.5%	$3,535,860	$10,037,975
Vendor B	-%	11.3%	$-	$3,971,363
Vendor C	19.1%	-%	3,851,504	-

Vendors	Percentage of respective fiscal year			Year ended March 31,
	2023	2024	2025	2023	2024	2025
				HKD	HKD	HKD
Vendor A	32.3%	-	-	$1,054,187	$-	$-
Vendor B	13.0%			423,080	-	-
Vendor C	12.3%	-	-	400,170	-	-
Vendor D	-	24.2%	21.1%	-	2,745,741	7,140,894
Vendor E	-	-	13.4%	400,170	-	4,527,190
Vendor F	-	-	11.6%	-	2,745,741	3,921,443